Investment Strategy	May 29, 2026
Simplify Gold Strategy PLUS Income ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

The sections of prospectus and summary prospectus entitled “Principal Investment Strategies” are supplemented with the following.

Gold ETPs and Gold ETFs

The gold related instruments in which the Fund invests include exchange-traded products with direct exposure to gold (“Gold ETPs”) and exchange-traded funds with indirect exposure to gold primarily through gold futures, options, or other derivative instruments (“Gold ETFs”). Unlike Gold ETFs, Gold ETPs are not registered as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). The adviser selects specific Gold ETPs and Gold ETFs that it believes offer sufficient liquidity and relatively low expenses. In general, the adviser selects the instrument or instruments it believes present the most economically efficient means to capture gold returns. The adviser may reallocate among instruments when one becomes more economically efficient.